UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05379

Name of Fund:  Royce Focus Trust, Inc.
Fund Address:  1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2008

Date of reporting period: 3/31/2008

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE FOCUS TRUST
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 95.1%

Consumer Products – 12.0%
Apparel, Shoes and Accessories – 2.8%
Fossil [a,b]	75,000	$2,290,500
Timberland Company Cl. A [a,b]	150,000	2,059,500

		4,350,000

Health, Beauty and Nutrition – 2.3%
Nu Skin Enterprises Cl. A	200,000	3,604,000

Home Furnishing and Appliances – 1.9%
Rational	15,000	2,969,661

Sports and Recreation – 5.0%
Thor Industries	150,000	4,465,500
Winnebago Industries	200,000	3,380,000

		7,845,500

Total		18,769,161

Consumer Services – 2.3%
Retail Stores – 2.3%
AnnTaylor Stores [b]	50,100	1,211,418
The Men’s Wearhouse	50,000	1,163,500
Williams-Sonoma	50,000	1,212,000

Total		3,586,918

Financial Intermediaries – 5.8%
Banking – 1.3%
BB Holdings [b]	400,000	2,083,921

Securities Brokers – 3.1%
Knight Capital Group Cl. A [a,b]	300,000	4,872,000

Other Financial Intermediaries – 1.4%
KKR Financial	166,632	2,109,561

Total		9,065,482

Financial Services – 2.0%
Investment Management – 2.0%
U.S. Global Investors Cl. A	226,000	3,060,040

Total		3,060,040

Health – 4.3%
Drugs and Biotech – 3.6%
Endo Pharmaceuticals Holdings [b]	150,000	3,591,000
Lexicon Pharmaceuticals [a,b]	566,600	1,144,532
ULURU [a,b]	399,700	899,325

		5,634,857

Medical Products and Devices – 0.7%
Caliper Life Sciences [a,b]	302,300	1,133,625

Total		6,768,482

Industrial Products – 23.3%
Building Systems and Components – 2.6%
Simpson Manufacturing	150,000	4,077,000

Machinery – 9.9%
Gardner Denver [b]	60,000	2,226,000
Kennametal	118,600	3,490,398
Lincoln Electric Holdings	70,000	4,514,300
Pfeiffer Vacuum Technology	30,000	2,765,417
Woodward Governor	90,000	2,404,800

		15,400,915

Metal Fabrication and Distribution – 10.8%
Dynamic Materials	50,000	2,160,000
Reliance Steel & Aluminum	100,000	5,986,000
Schnitzer Steel Industries Cl. A	60,000	4,261,200
Sims Group ADR	164,000	4,513,280

		16,920,480

Total		36,398,395

Industrial Services – 8.9%
Commercial Services – 5.3%
Corinthian Colleges [a,b]	149,900	1,083,777
CRA International [a,b]	100,000	3,214,000
Korn/Ferry International [a,b]	180,000	3,042,000
Universal Technical Institute [b]	83,600	980,628

		8,320,405

Food and Tobacco Processors – 2.0%
Sanderson Farms	80,000	3,040,800

Transportation and Logistics – 1.6%
Arkansas Best	80,000	2,548,800

Total		13,910,005

Natural Resources – 28.6%
Energy Services – 10.6%
Ensign Energy Services	250,000	4,873,594
Pason Systems	200,000	2,942,179
Tesco Corporation [a,b]	120,000	2,874,000
Trican Well Service	280,000	5,862,146

		16,551,919

Oil and Gas – 4.4%
Unit Corporation [b]	120,000	6,798,000

Precious Metals and Mining – 13.6%
Allied Nevada Gold [b]	350,000	1,806,000
Endeavour Mining Capital	550,000	3,724,000
Fronteer Development Group [b]	400,000	1,952,000
Gammon Gold [a,b]	280,000	2,102,800
Ivanhoe Mines [b]	320,000	3,302,400
Pan American Silver [a,b]	100,000	3,837,000
Silver Standard Resources [a,b]	150,000	4,549,500

		21,273,700

Total		44,623,619

Technology – 7.9%
Semiconductors and Equipment – 2.7%
MKS Instruments [a,b]	200,000	4,280,000

Software – 1.2%
ManTech International Cl. A [a,b]	39,953	1,812,268

Telecommunications – 4.0%
ADTRAN	150,000	2,775,000
Foundry Networks [b]	300,000	3,474,000

		6,249,000

Total		12,341,268

TOTAL COMMON STOCKS
(Cost $122,008,667)		148,523,370

	PRINCIPAL
	AMOUNT
GOVERNMENT BOND – 6.0%
(Principal Amount shown in local currency)
Australia Government Bond 7.50%
due 9/15/09
(Cost $8,448,410)	$10,000,000	9,290,220

REPURCHASE AGREEMENT – 15.0%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $23,450,368 (collateralized by obligations of various U.S. Government Agencies, valued at $24,039,188) (Cost $23,449,000)		23,449,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 5.2%
Money Market Funds State Street Navigator Securities Lending Prime Portfolio (7 day yield-3.1825%) (Cost $8,118,498)		8,118,498

TOTAL INVESTMENTS – 121.3%
(Cost $162,024,575)		189,381,088

LIABILITIES LESS CASH AND OTHER ASSETS – (5.3)%		(8,206,686)

PREFERRED STOCK – (16.0)%		(25,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$156,174,402

[a]	All or a portion of these securities were on loan at March 31, 2008. Total market value of loaned securities at March 31, 2008 was $7,778,767.
[b]	Non-income producing.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $162,314,632. At March 31, 2008, net unrealized appreciation for all securities was $27,066,456, consisting of aggregate gross unrealized appreciation of $38,829,694 and aggregate gross unrealized depreciation of $11,763,238. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 - significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Level 1	Level 2	Level 3	Total

$123,302,452	$66,078,636	-	$189,381,088

Repurchase Agreements:
 The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)    The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

         Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Focus Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: May 27, 2008

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Focus Trust, Inc.
Date: May 27, 2008